Income Tax (Details) - Schedule of reconciliation of federal income tax rate to the company’s effective tax rate	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Schedule of reconciliation of federal income tax rate to the company’s effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Transaction costs allocable to warrant liability	0.30%	0.00%
Change in fair value of warrant liability	(19.30%)	(22.50%)
Valuation allowance	0.00%	0.00%
Income tax provision	2.00%	(1.50%)